Average Annual Total Returns - Invesco Comstock Select Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A SinceInception	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions SinceInception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class C SinceInception	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class R SinceInception	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class Y SinceInception	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years		Class R5 10Years		Class R5 SinceInception	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years	Class R6 SinceInception	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Sep. 16, 1985	(5.80%)	6.76%	7.59%		(6.39%)	4.49%	6.22%		(3.12%)	5.14%	5.98%		May 01, 1996	(2.03%)	7.17%	7.55%		Mar. 01, 2001	(0.59%)	7.71%	7.92%		Dec. 16, 1996	(0.10%)	8.24%	8.51%		May 24, 2019	0.04%	8.10%	[1]	8.26%	[1]		Feb. 28, 2012	0.04%	8.41%		9.42%	2.80%	9.74%	10.50%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.